Deferred income tax assets and liabilities and income tax expense - Schedule of breakdown of income tax liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Income tax, net of withholdings and advances	$ 0	$ 3,039	$ 22,429
Total current	$ 0	$ 3,039	$ 22,429